Employee Benefits - Weighted Average Assumptions Used In Determining Net Periodic Cost (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increases	3.00%	3.00%	3.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining service cost	4.10%	4.70%	4.50%
Discount rate in effect for determining interest cost	3.40%	3.40%	3.20%
Expected return on plan assets	7.00%	7.70%	7.00%
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Discount rate in effect for determining service cost	3.90%	4.60%	4.20%
Discount rate in effect for determining interest cost	3.20%	3.50%	4.20%
Expected return on plan assets	4.80%	4.50%	4.80%